Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,350,000
Previously Paid Amount	0
Total Fee Amount	1,015.04
Total Offset Amount	0
Net Fee	$ 1,015.04